Other Long Term Liabilities	12 Months Ended
Dec. 31, 2022
Other Long Term Liabilities
Other Long Term Liabilities

22. Other Long-Term Liabilities

	December 31	December 31
($ millions)	2022	2021
Pensions and other post-retirement benefits (note 23)	564	1 207
Share-based compensation plans (note 26)	469	291
Partnership liability (note 27)(1)	413	427
Deferred revenue	22	29
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(2)	80	74
Other	94	152
	1 642	2 180

(1)	The company paid $60 million in 2022 (2021 – $60 million) in distributions to the partners of the East Tank Farm Development, of which $51 million (2021 – $51 million) was allocated to interest expense and $9 million (2021 – $9 million) to the principal.
(2)	The company has a US$500 million obligation for a signature bonus relating to Petro-Canada’s ratification of six EPSAs in Libya. At December 31, 2022, the carrying amount of the Libya EPSAs’ signature bonus so was $85 million (December 31, 2021 – $78 million). The current portion is $5 million (December 31, 2021 – $4 million) and is recorded in Accounts Payable and Accrued Liabilities.